Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000015105 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class I Shares
Trading Symbol	FLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$83	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 18.13% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	18.13%	17.01%	13.95%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 49,431,771
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 302,503
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015103 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class C Shares
Trading Symbol	FLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$191	1.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.76%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 16.94% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	16.94%	15.84%	12.99%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 49,431,771
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 302,503
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015101 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class A Shares
Trading Symbol	FLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	1.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Select Fund returned 17.84% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an overweight to Las Vegas Sands Corp.

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including out‑of‑benchmark positions in Vertiv Holdings Co. and nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including lack of exposure to Palantir Technologies Inc., an out‑of‑benchmark position in Marvell Technology, Inc. and an underweight to Micron Technology, Inc.

•
Security selection in the financials sector, including overweights to Fidelity National Information Services, Inc., KKR & Co Inc. and Fiserv, Inc.

•
Overweight position and security selection in the health care sector, including overweights to UnitedHealth Group Incorporated and Cigna Group, as well as an out‑of‑benchmark position in Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.84%	16.72%	13.67%

Class A Shares at maximum sales charge (Offering Price)	11.06%	15.34%	12.99%

S&P 500® Index	21.45%	17.64%	14.64%

Lipper Large‑Cap Core Funds Classification Average	17.79%	15.79%	13.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 49,431,771
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 302,503
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$49,431,771

Total number of portfolio holdings	57

Portfolio turnover (%)	70%

Total management fees paid for the year	$ 302,503

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015111 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund (Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class Name	Class A Shares
Trading Symbol	FRSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$120	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.29% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	12.29%	5.31%	8.84%

Class A Shares at maximum sales charge (Offering Price)	5.83%	4.07%	8.20%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 168,056,732
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,313,146
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123979 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund (Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class Name	Class R6 Shares
Trading Symbol	FMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$85	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.64%	5.65%	9.23%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 168,056,732
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,313,146
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015115 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund (Formerly known as Nuveen Mid Cap Growth Opportunities Fund)
Class Name	Class I Shares
Trading Symbol	FISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small/Mid Cap Growth Opportunities Fund returned 12.55% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Small/Mid Cap Growth Opportunities Fund Linked Benchmark, which returned 24.05%. The Small/Mid Cap Growth Opportunities Fund Linked Benchmark consists of the linked returns between the Russell 2500 Growth Index (effective March 1, 2025) and the Russell Mid Cap Growth Index (through February 28, 2025).

•
Top contributors to relative performance

•
Overweight to Rigetti Computing, Inc., Credo Technology Group Holding Ltd. and Lumentum Holdings, Inc.

•
Out‑of‑benchmark position in Axon Enterprise Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to PROCEPT BioRobotics Corp. and Masimo Corporation, as well as an out‑of‑benchmark position in Globus Medical Inc.

•
Security selection in the information technology sector, including lack of exposure to AppLovin Corp., an underweight to Palantir Technologies Inc. and an overweight to Onto Innovation, Inc.

•
Security selection in the industrials sector, including lack of exposure to Bloom Energy Corporation and Comfort Systems USA, Inc., as well as an overweight to Tetra Tech, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	12.55%	5.57%	9.11%

Russell 3000® Index	20.81%	16.74%	14.08%

Small/Mid Cap Growth Opportunities Linked Benchmark*	24.05%	11.99%	13.06%

Lipper Mid‑Cap Growth Funds Classification Average	12.47%	7.73%	10.68%
* Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 168,056,732
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,313,146
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$168,056,732

Total number of portfolio holdings	81

Portfolio turnover (%)	119%

Total management fees paid for the year	$ 1,313,146

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

•
Portfolio manager updates: Effective February 28, 2025, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Jon Loth, CFA and Tom Conklin, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective February 28, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Opportunities Fund to Nuveen Small/Mid Cap Growth Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015130 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund (Formerly known as Nuveen Mid Cap Value 1 Fund)
Class Name	Class I Shares
Trading Symbol	FSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$91	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.79% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.79%	14.77%	9.78%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,186,860
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,995,921
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,995,921

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202060 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund (Formerly known as Nuveen Mid Cap Value 1 Fund)
Class Name	Class R6 Shares
Trading Symbol	FMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$79	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.95% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/20/18)

Class R6 Shares at NAV	7.95%	14.93%	8.50%

Russell 3000® Index	20.81%	16.74%	14.07%

Russell Midcap® Value Index	7.86%	13.23%	8.35%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	7.87%

Performance Inception Date	Jun. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,186,860
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,995,921
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,995,921

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015128 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund (Formerly known as Nuveen Mid Cap Value 1 Fund)
Class Name	Class C Shares
Trading Symbol	FACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$194	1.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.88%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 6.72% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.72%	13.63%	8.85%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,186,860
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,995,921
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 2,995,921

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015126 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund (Formerly known as Nuveen Mid Cap Value 1 Fund)
Class Name	Class A Shares
Trading Symbol	FASEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$117	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Opportunities Fund returned 7.54% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, including an overweight to Elanco Animal Health, Inc. and an out‑of‑benchmark position in Option Care Health Inc.

•
Overweight to Ciena Corporation.

•
Overweight to nVent Electric plc.

•
Top detractors from relative performance

•
Security selection in the financials sector, including lack of exposure to Robinhood Markets, Inc. and an overweight to Jefferies Financial Group Inc.

•
Overweight to Westlake Corporation.

•
Security selection in the consumer staples sector, including an overweight to Primo Brands Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.54%	14.49%	9.51%

Class A Shares at maximum sales charge (Offering Price)	1.36%	13.14%	8.86%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

Lipper Mid‑Cap Value Funds Classification Average	5.14%	14.12%	8.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,186,860
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,995,921
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$343,186,860

Total number of portfolio holdings	62

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 2,995,921

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective July 1, 2025, the Fund’s name changed from Nuveen Mid Cap Value 1 Fund to Nuveen Mid Cap Value Opportunities Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective July 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015158 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$130	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.13% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	16.13%	9.04%	11.31%

Class A Shares at maximum sales charge (Offering Price)	9.47%	7.76%	10.65%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Growth Index	18.81%	8.94%	9.65%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	10.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 316,486,462
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,923,964
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$ 1,923,964

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$88	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	16.64%	9.48%	13.11%

Russell 3000® Index	20.81%	16.74%	14.90%

Russell 2000® Growth Index	18.81%	8.94%	10.71%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	11.06%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 316,486,462
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,923,964
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$1,923,964

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015162 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$103	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Growth Opportunities Fund returned 16.41% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 2000 Growth Index, which returned 18.81%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Security selection in the financials sector, including overweights to FirstCash Holdings, Inc. and Palomar Holdings, Inc.

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd. and Rigetti Computing, Inc., as well as out‑of‑benchmark positions in Lumentum Holdings, Inc. and Rubrik, Inc.

•
Top detractors from relative performance

•
Security selection in the health care sector, including overweights to Lantheus Holdings Inc. and PROCEPT BioRobotics Corp., as well as an out‑of‑benchmark position in MoonLake Immunotherapeutics.

•
Security selection in the industrials sector, including an underweight to Bloom Energy Corporation, lack of exposure to Rocket Lab Corporation and an overweight to Fluor Corporation.

•
Security selection in the materials sector, including an overweight to Knife River Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	16.41%	9.32%	11.58%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Growth Index	18.81%	8.94%	9.65%

Lipper Small‑Cap Growth Funds Classification Average	11.43%	7.07%	10.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 316,486,462
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,923,964
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$316,486,462

Total number of portfolio holdings	81

Portfolio turnover (%)	91%

Total management fees paid for the year	$ 1,923,964

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class I Shares
Trading Symbol	ARSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.81% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out-of-benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out-of-benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out-of-benchmark position in Matador Resources Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class I Shares at NAV	9.81%	12.40%	9.98%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	8.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 384,227,799
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,389,898
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000199174 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class R6 Shares
Trading Symbol	ASEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$86	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.96% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out‑of‑benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out‑of‑benchmark position in Matador Resources Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (2/28/18)

Class R6 Shares at NAV	9.96%	12.52%	9.34%

Russell 3000® Index	20.81%	16.74%	14.03%

Russell 2000® Index	14.41%	11.50%	8.11%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	7.60%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 384,227,799
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,389,898
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015168 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class A Shares
Trading Symbol	EMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$126	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Select Fund returned 9.54% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Overweight to Kratos Defense & Security Solutions, Inc.

•
Out‑of‑benchmark position in Lumentum Holdings, Inc.

•
Overweight to Rigetti Computing, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Knife River Corporation, Tronox Holdings Plc and Avient Corporation.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and overweights to Phreesia, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the energy sector, including an overweight to Northern Oil and Gas, Inc. and an out‑of‑benchmark position in Matador Resources Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.54%	12.11%	9.71%

Class A Shares at maximum sales charge (Offering Price)	3.20%	10.78%	9.06%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

Lipper Small-Cap Core Funds Classification Average	6.25%	12.00%	8.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 384,227,799
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,389,898
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$384,227,799

Total number of portfolio holdings	86

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 1,389,898

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015173 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.30% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out-of-benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out-of-benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out-of-benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out-of-benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	3.30%	13.49%	6.04%

Class A Shares at maximum sales charge (Offering Price)	(2.62)%	12.15%	5.41%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small-Cap Value Funds Classification Average	5.69%	15.49%	8.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 264,406,261
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,388,335
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015175 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	FSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$197	1.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 2.51% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out-of-benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out-of-benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out-of-benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out-of-benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	2.51%	12.64%	5.41%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small-Cap Value Funds Classification Average	5.69%	15.49%	8.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 264,406,261
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,388,335
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$79	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out‑of‑benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out‑of‑benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out‑of‑benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out‑of‑benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	3.73%	13.96%	6.48%

Russell 3000® Index	20.81%	16.74%	14.90%

Russell 2000® Value Index	9.87%	13.85%	8.92%

Lipper Small‑Cap Value Funds Classification Average	5.69%	15.49%	9.02%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 264,406,261
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,388,335
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015177 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	FSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Value Fund returned 3.53% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 2000 Value Index, which returned 9.87%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Willdan Group, Inc., Resideo Technologies, Inc. and ESCO Technologies Inc., as well as an out‑of‑benchmark position in WNS (Holdings) Limited.

•
Overweight to the information technology sector.

•
Overweight to Magnite, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to OneSpan Inc. and an out‑of‑benchmark position in Q2 Holdings, Inc.

•
Security selection in the energy sector, including overweights to Northern Oil and Gas, Inc. and ProPetro Holding Corp., as well as an out‑of‑benchmark position in Civitas Resources, Inc.

•
Security selection in the materials sector, including an out‑of‑benchmark position in Knife River Corporation and an overweight to Minerals Technologies Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.53%	13.78%	6.30%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Value Index	9.87%	13.85%	8.66%

Lipper Small‑Cap Value Funds Classification Average	5.69%	15.49%	8.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 264,406,261
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,388,335
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$264,406,261

Total number of portfolio holdings	83

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,388,335

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
•
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015212 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class I Shares
Trading Symbol	FAQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 9.14% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.14%	13.93%	9.37%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,185,937,285
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 18,926,407
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123980 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class R6 Shares
Trading Symbol	FFEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 9.23% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.23%	14.03%	9.49%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,185,937,285
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 18,926,407
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015210 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class C Shares
Trading Symbol	FFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$177	1.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 7.99% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.99%	12.78%	8.44%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,185,937,285
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 18,926,407
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015208 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class A Shares
Trading Symbol	FFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Value Fund returned 8.87% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Las Vegas Sands Corp.

•
Out‑of‑benchmark position in Broadcom Inc.

•
Security selection in the industrials sector, including an out‑of‑benchmark position in Vertiv Holdings Co. and overweights to nVent Electric plc and Johnson Controls International plc.

•
Top detractors from relative performance

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated, Cigna Group and Zimmer Biomet Holdings, Inc.

•
Security selection in the information technology sector, including an underweight to Micron Technology, Inc. and the timing of purchases of Marvell Technology, Inc. and Dell Technologies, Inc.

•
Lack of exposure to JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.87%	13.64%	9.10%

Class A Shares at maximum sales charge (Offering Price)	2.63%	12.30%	8.46%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

Lipper Equity Income Funds Classification Average	9.78%	13.31%	9.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,185,937,285
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 18,926,407
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,185,937,285

Total number of portfolio holdings	74

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 18,926,407

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective February 28, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in dividend-paying equity securities of value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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